Notes Payable and Revolving Line of Credit - Outstanding Loan Amounts (Details)	Mar. 31, 2023 USD ($)
Line of Credit Facility [Line Items]
Senior notes	$ 36,885,700
Unamortized debt issuance fees	632,864
Less: current portion	2,394,421
Total long-term notes payable	33,858,415
Senior Term Loan
Line of Credit Facility [Line Items]
Senior notes	4,430,556
Facility Term Loan
Line of Credit Facility [Line Items]
Senior notes	2,455,144
Mezzanine Term Loan
Line of Credit Facility [Line Items]
Senior notes	$ 30,000,000